Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Distributed earnings allocated to common stock									$ (23,984)	$ (23,100)	$ (20,603)
Undistributed earnings allocated to common stock									28,416	24,678	18,034
Net earnings allocated to common shareholders									$ 52,400	$ 47,778	$ 38,637
Average common shares outstanding	15,096,000	15,363,000	15,556,000	15,631,000	15,636,000	15,608,000	15,582,000	15,473,000	15,403,000	15,564,000	14,714,000
Warrants Outstanding									62,000	60,000	0
Employee Stock Options									23,000	84,000	82,000
Shares for diluted earnings per share	15,182,000	15,445,000	15,706,000	15,796,000	15,799,000	15,790,000	15,752,000	15,627,000	15,488,000	15,708,000	14,796,000
Basic earnings per share	$ 0.95	$ 0.76	$ 0.81	$ 0.87	$ 0.84	$ 0.89	$ 0.83	$ 0.51	$ 3.40	$ 3.07	$ 2.63
Diluted earnings per share	$ 0.95	$ 0.76	$ 0.80	$ 0.86	$ 0.83	$ 0.88	$ 0.82	$ 0.51	$ 3.38	$ 3.04	$ 2.61
Options to purchase shares of common stock, anti-dilutive									0	0	124,000
Common stock exercise price, lower limit											$ 35.09
Common stock exercise price, upper limit											$ 40.88